ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accrued payroll and welfare	131,679	113,472
VAT and other surcharges payable	14,209	13,163
Advertising and marketing fees payable	136	3,587
Accrued IPO cost	6,903	1,567
Other payables	12,787	14,002
Accrued expenses and other current liabilities	165,714	145,791